RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 14 -	RELATED PARTIES

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

Managements fees - included in General and administrative	375	302	238

Balance with related parties:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

Short Terms Loan	191	270	18

Long Terms Loan	100	139	-